June 20, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

WASHINGTON, D.C. 20549

RE:	American Beacon Funds (the “Registrant”) (File Nos. 033-11387 and 811-04984)

Ladies and Gentlemen:

Enclosed for filing on behalf of American Beacon Funds (the “Trust”) pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information for the American Beacon Frontier Markets Income Fund, a separate series of the Trust. The exhibit reflects updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on June 15, 2018 (Accession Number: 0000809593-18-000031), which is incorporated herein by reference.

If you have any questions concerning the foregoing, please contact Rosemary K. Behan at (817) 391-6170.

Regards,

/s/ Rosemary K. Behan
Rosemary K. Behan
Vice President
American Beacon Funds

Attachment

cc:	Kathy K. Ingber, Esq. K&L Gates LLP

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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